DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	MAGIC SOFTWARE ENTERPRISES LTD
Entity Central Index Key	0000876779
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Trading Symbol	mgic
Entity Common Stock, Shares Outstanding	36,490,020
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Well-Known Seasoned Issuer	No
Entity Current Reporting Status	Yes

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 28,711	$ 43,661
Short-term bank deposits	2,170	24
Available-for-sale marketable securities (Note 4)	1,241	2,857
Trade receivables (net of allowance for doubtful accounts of $ 2,276 and $ 1,927 at December 31, 2010 and 2011, respectively)	24,946	17,801
Other accounts receivable and prepaid expenses (Note 6)	6,401	4,029
Total current assets	63,469	68,372
LONG-TERM RECEIVABLES:
Severance pay fund	351	325
Other long-term receivables	3,824	2,141
Total long-term receivables	4,175	2,466
PROPERTY AND EQUIPMENT, NET (Note 7)	2,029	1,827
INTANGIBLE ASSETS, NET (Note 8)	25,848	14,661
GOODWILL (Note 9)	38,534	24,624
Assets, Total	134,055	111,950
LIABILITIES AND EQUITY
Short-term credit and current maturities of long-term loans (Note 10)	4	9
Trade payables	3,545	2,994
Accrued expenses and other accounts payable (Note 11)	15,748	12,810
Deferred tax liability	2,359	2,218
Deferred revenues	4,011	1,526
Total current liabilities	25,667	19,557
ACCRUED SEVERANCE PAY	1,087	536
NON CURRENT LIABILITIES:
Tax liability	296	0
Loans (Note 12)	9	2
Total non-current liabilities	305	2
LIABILITIES DUE TO ACQUISITION ACTIVITIES (Note 3)	1,350	2,990
COMMITMENTS AND CONTINGENCIES (Note 16)
EQUITY (Note 14):
Ordinary shares of NIS 0.1 par value - Authorized: 50,000,000 shares at December 31, 2010 and 2011; Issued and Outstanding: 35,909,606 and 36,490,020 shares at December 31, 2010 and 2011, respectively	808	794
Additional paid-in capital	124,616	122,917
Accumulated other comprehensive income (loss)	(19)	447
Accumulated deficit	(20,249)	(35,293)
Stockholders' Equity Attributable to Parent, Total	105,156	88,865
Non-controlling interests	490	0
Total equity	105,646	88,865
Total liabilities and equity	$ 134,055	$ 111,950

CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful accounts trade receivables, net (in dollars)	$ 1,927	$ 2,276
Ordinary stock of NIS, par value (in dollars per share)	$ 0.1	$ 0.1
Ordinary stock of NIS, shares authorized	50,000,000	50,000,000
Ordinary stock of NIS, shares issued	36,490,020	35,909,606
Ordinary stock of NIS, shares outstanding	36,490,020	35,909,606

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues (Note 18):
Software	$ 23,110	$ 20,111	$ 17,261
Maintenance and technical support	16,751	14,407	13,821
Consulting services	73,467	54,060	24,268
Total revenues	113,328	88,578	55,350
Cost of revenues:
Software	5,771	5,320	5,388
Maintenance and technical support	2,250	2,070	2,189
Consulting services	59,237	44,058	18,687
Total cost of revenues	67,258	51,448	26,264
Gross profit	46,070	37,130	29,086
Operating costs and expenses:
Research and development, net (Note 15a)	2,047	2,072	1,310
Selling and marketing	20,147	17,526	15,308
General and administrative	9,159	8,194	8,210
Other income, net	0	0	1,972
Total operating costs and expenses	31,353	27,792	22,856
Operating income	14,717	9,338	6,230
Financial income (expenses), net (Note 15b)	221	(224)	238
Other income, net	125	159	42
Income before taxes on income	15,063	9,273	6,510
Tax benefit (taxes on income) (Note 13)	203	102	(334)
Net income	15,266	9,375	6,176
Net income attributable to non-controlling interests	222	0	0
Net income attributable to Magic Software Enterprises Shareholders	$ 15,044	$ 9,375	$ 6,176
Net earnings per share attributable to Magic Software Enterprises Shareholders (Note 17):
Basic earnings per share (in dollars per share)	$ 0.41	$ 0.29	$ 0.19
Diluted earnings per share (in dollars per share)	$ 0.41	$ 0.29	$ 0.19

STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, unless otherwise specified	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2008	$ 682	$ 100,912	$ 31	$ (34,870)		$ 0	$ 66,755
Balance (in shares) at Dec. 31, 2008	31,893,880
Exercise of stock options	1	57	0	0		0	58
Exercise of stock options (in shares)	42,546
Stock-based compensation expenses	0	130	0	0		0	130
Dividend	0	0	0	(15,974)		0	(15,974)
Other comprehensive income:
Foreign currency translation adjustments	0	0	(136)	0	(136)	0	(136)
unrealized gain (loss) from available-for-sale securities, net	0	0	174	0	174	0	174
Unrealized gain from derivative instruments, net	0	0	5	0	5	0	5
Net income	0	0	0	6,176	6,176	0	6,176
Total comprehensive income					6,219
Balance at Dec. 31, 2009	683	101,099	74	(44,668)		0	57,188
Balance (in shares) at Dec. 31, 2009	31,936,426
Exercise of stock options	19	1,320	0	0		0	1,339
Exercise of stock options (in shares)	685,564
Stock-based compensation expenses	0	300	0	0		0	300
Issuance of Ordinary shares and warrants	92	20,198	0	0		0	20,290
Issuance of Ordinary shares and warrants (in shares)	3,287,616
Other comprehensive income:
Foreign currency translation adjustments	0	0	416	0	416	0	416
unrealized gain (loss) from available-for-sale securities, net	0	0	(49)	0	(49)	0	(49)
Unrealized gain from derivative instruments, net	0	0	6	0	6	0	6
Net income	0	0	0	9,375	9,375	0	9,375
Total comprehensive income					9,748
Balance at Dec. 31, 2010	794	122,917	447	(35,293)		0	88,865
Balance (in shares) at Dec. 31, 2010	35,909,606
Exercise of stock options	14	861	0	0		0	875
Exercise of stock options (in shares)	580,414
Stock-based compensation expenses		633	0	0		0	633
Issuance of Ordinary shares and warrants	0	(21)	0	0		0	(21)
Non-controlling interest as part of acquisitions	0	0	0	0		1,787	1,787
Acquisition of non-controlling interests in Magix (see note 3)	0	226	0	0		(1,466)	(1,240)
Other comprehensive income:
Foreign currency translation adjustments	0	0	(370)	0	(370)	(53)	(423)
unrealized gain (loss) from available-for-sale securities, net	0	0	(73)	0	(73)	0	(73)
Unrealized gain from derivative instruments, net	0	0	(23)	0	(23)	0	(23)
Net income	0	0	0	15,044	15,044	222	15,266
Total comprehensive income					14,578
Balance at Dec. 31, 2011	$ 808	$ 124,616	$ (19)	$ (20,249)		$ 490	$ 105,646
Balance (in shares) at Dec. 31, 2011	36,490,020

STATEMENTS OF CHANGES IN EQUITY [Parenthetical] (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Issuance of Ordinary shares net of issuance expenses	$ 1,080

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income attributed to Magic Software Enterprises shareholders	$ 15,044	$ 9,375	$ 6,176
Adjustments to reconcile net income from operations to net cash provided by operating activities:
Depreciation and amortization	5,040	4,566	4,560
Accrued severance pay, net	143	11	(20)
Loss (gain) on sale of property and equipment	10	0	(2,249)
Stock-based compensation expenses	633	300	130
Amortization of marketable securities premium, accretion of discount and other than temporary losses, net	(14)	(17)	57
Loss on sale and maturity of marketable securities	0	3	3
Non-controlling interest in earnings of subsidiaries	222	0	0
Gain on sale of subsidiary's operation	(136)	(146)	(105)
Decrease (increase) in trade receivables, net	(5,405)	(198)	1,368
Decrease (Increase) in other long term and short term accounts receivable and prepaid expenses	(1,753)	241	747
Increase (decrease) in trade payables	446	26	(363)
Increase (decrease) in accrued expenses and other accounts payable	1,065	(115)	(1,281)
Increase (decrease) in deferred revenues	1,593	(85)	(433)
Deferred income taxes, net	(1,650)	436	(1,056)
Net cash provided by operating activities	15,238	14,397	7,534
Cash flows from investing activities:
Capitalized software development costs	(5,222)	(3,595)	(3,128)
Purchase of property and equipment	(497)	(583)	(580)
cash paid in conjunction with acquisitions, net of acquired cash	(23,640)	(10,225)	0
Proceeds from sale of subsidiary's operation	136	146	105
Proceeds from sale of property and equipment	0	414	5,277
Proceeds from sale of marketable securities	0	361	107
Proceeds from maturity of marketable securities	1,557	830	1,400
Investment in marketable securities	0	(393)	(1,604)
Prepayment on investment	0	(1,160)	0
Proceeds from short-term bank deposits	21,974	15,077	24,191
Proceeds from returns of loans to employees and other deposits ,net	17	28	0
Investment in short-term bank deposit	(24,153)	(1,291)	(36,144)
Net cash used in investing activities	(29,828)	(391)	(10,376)
Cash flows from financing activities:
Proceeds from exercise of options by employees	875	1,339	58
Issuance (expense on issuance) of ordinary shares	(21)	20,290	0
Dividend paid	0	(15,974)
Short-term credit, net	20	(717)	(2)
Purchase of non-controlling interest	(1,377)	0	0
Repayment of long-term loans	0	(23)	(118)
Net cash provided by (used in) financing activities	(503)	4,915	(62)
Effect of exchange rate changes on cash and cash equivalents	143	390	(55)
Increase (decrease) in cash and cash equivalents	(14,950)	19,311	(2,959)
Cash and cash equivalents at the beginning of the year	43,661	24,350	27,309
Cash and cash equivalents at end of the year	28,711	43,661	24,350
Supplementary information on investing and financing activities not involving cash flows:
Payable on account of dividend	0	0	15,974
Deferred payment	0	4,645	0
Contingent payment	750	414	0
Receivables from sale of property	0	0	450
Supplemental disclosure of cash flow activities:
Income taxes	1,015	709	873
Interest	$ 8	$ 131	$ 3

GENERAL	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 1:-	GENERAL

Magic Software Enterprises Ltd. ("the Company"), an Israeli company, and its subsidiaries ("the Group") develop market and support software development and deployment technology ("the Magic technology") and applications developed using the Magic technology. Magic technology enables enterprises to accelerate the process of building and deploying software applications that can be rapidly customized and integrated with existing systems. The Company reports its results on the basis of two reportable business segments: software services (which include proprietary and non proprietary software and related services) and IT professional services, each of which is comprised of one reporting unit. (See note 18 for further details). The principal markets of the Group are Europe, United States, Japan and Israel (see Note 18). Through its subsidiaries the Company provides flexible and comprehensive range of consulting and staffing services in the areas of infrastructure design and delivery, application development, technology planning and implementation services.

For information about the Company's holdings in subsidiaries and affiliates, see Appendix A to the consolidated financial statements.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles ("U.S. GAAP"), applied on a consistent basis, as follows:

Use of estimates

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The most significant assumptions are employed in estimates used in determining values of goodwill and identifiable intangible assets, revenue recognition, tax assets and tax positions, legal contingencies, and stock-based compensation costs. Actual results could differ from those estimates.

Financial statements in United States dollars

A substantial portion of the revenues and expenses of the Company and certain of its subsidiaries is generated in U.S. dollars ("dollar"). The Company's management believes that the dollar is the currency of the primary economic environment in which the Company and its subsidiaries operate. Thus, the functional and reporting currency of the Company and certain of its subsidiaries is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into dollars in accordance with the Financial Accounting Standards Board ("FASB) Accounting Standards Codification ("ASC") 830, "Foreign Currency Matters". All transaction gains and losses of the remeasurement of monetary balance sheet items are reflected in the statements of income as financial income or expenses, as appropriate.

The financial statements of foreign subsidiaries, whose functional currency is not the dollar, have been translated into dollars. All balance sheet amounts have been translated using the exchange rates in effect at each balance sheet date. Statement of income amounts have been translated using the average exchange rate prevailing during each year. Such translation adjustments are reported as a component of accumulated other comprehensive income (loss) in equity.

Principles of consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned and controlled subsidiaries. Intercompany balances and transactions, including profit from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

Changes in the parent's ownership interest in a subsidiary with no change of control are treated as equity transactions, with any difference between the amount of consideration paid and the change in the carrying amount of the non-controlling interest, recognized in equity.

Cash and cash equivalents

Cash and cash equivalents include short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, at the date acquired.

Short-term deposits

Short-term deposits include deposits with original maturities of more than three months and less than one year. Such deposits are presented at cost (including accrued interest) which approximates their fair value. The deposits as of December 31, 2010 are in Hungarian Forint and bear interest at an average annual rate of 3.75%. The deposits as of December 31, 2011 are in US dollars and Hungarian Forint and bear interest at an average annual rate of 2.4% and 4.4%, respectively.

Marketable securities

The Company accounts for investments in marketable securities in accordance with ASC 320, "Investments - Debt and Equity Securities". Management determines the appropriate classification of its investments in marketable debt and equity securities at the time of purchase and reevaluates such determinations at each balance sheet date. Debt and equity securities are classified as available-for- sale and reported at fair value.

Debt and equity securities that are designated as available-for-sale are stated at fair value, with unrealized gains and losses reported in accumulated other comprehensive income (loss),as a separate component of shareholders' equity.

Realized gains and losses on sales of investments, as determined on a specific identification basis, are included in financial income, net, together with accretion (amortization) of discount (premium), and interest or dividends.

The Company recognizes an impairment charge when a decline in the fair value of an investment that falls below the cost basis is determined to be other-than-temporary.

Declines in fair value of available-for-sale equity securities that are considered other-than-temporary, based on criteria described in SAB Topic 5M, "Other Than Temporary Impairment of Certain Investments in Equity Securities", are charged to earnings (based on the entire difference between fair value and amortized cost). Factors considered in making such a determination include the duration and severity of the impairment, the financial condition and near-term prospects of the issuer, and the intent and ability of the Company to retain its investment for a period of time sufficient to allow for any anticipated recovery in market value.

For declines in value of debt securities, the Company applies an amendment to ASC 320. Under the amended impairment model, an other-than-temporary impairment loss is deemed to exist and recognized in earnings if the Company intends to sell or if it is more likely than not that it will be required to sell, a debt security, before recovery of its amortized cost basis. If the criteria mentioned do not exist, the Company evaluates the collectability of the security in order to determine if the security is other than temporary impaired.

For debt securities that are deemed other-than-temporary impaired, the amount of impairment recognized in the statement of operations is limited to the amount related to "credit losses" (the difference between the amortized cost of the security and the present value of the cash flows expected to be collected), while impairment related to other factors is recognized in other comprehensive income. No other than temporary impairments have been recognized in all periods presented.

Property and equipment, net

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

Years

Buildings *)	25
Computers and peripheral equipment	3
Office furniture and equipment	7 - 15 (mainly 7)
Motor vehicles	7
Software	3 – 5 (mainly 5)
Leasehold improvements	Over the shorter of the lease term or useful economic life

*)	In December 2009, the Company sold its Israel-based headquarters' office building, for the sum of $ 5,200 in cash (see Note 15c).

Business combinations

The Company accounts for business combinations under ASC 805, "Business Combinations". ASC 805 requires recognition of assets acquired, liabilities assumed, and non-controlling interest in the acquiree at the acquisition date, measured at their fair values as of that date. ASC 805 also requires the fair value of acquired in-process research and development to be recorded as intangibles with indefinite lives, (until their completion or abandonment), contingent consideration to be recorded on the acquisition date, and restructuring and acquisition-related deal costs of the acquirer to be expensed as incurred. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax position are to be recognized in earnings.

Variable interest entities

ASC 810, "Consolidation" provides a framework for identifying variable interest entities(or "VIEs") and determining when a company should include the assets, liabilities, non-controlling interests and results of activities of a VIE in its consolidated financial statements.

The Company's assessment of whether an entity is a VIE and the determination of the primary beneficiary requires judgment and involves the use of significant estimates and assumptions. Those include, among others, forecasted cash flows, their respective probabilities and the economic value of certain preference rights. In addition, such assessment also involves estimates of whether a group entity can finance its current activities, until it reaches profitability, without additional subordinated financial support.

Effective as of January 1, 2010, the Company applies updated guidance for the consolidation of VIEs. The guidance qualitative approach, based on which enterprise has both (1) the power to direct the economically significant activities of the entity and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity that could potentially be significant to the variable interest entity. Determination about whether an enterprise should consolidate a VIE is required to be evaluated continuously as changes to existing relationships or future transactions.

The U.S. based consulting and staffing services business that the Company acquired through one of its wholly owned subsidiaries on January 17, 2010 (See Note 3) is considered to be a VIE. The subsidiary is the primary beneficiary of the VIE, as a result of the fact that it holds the power to direct the activities of the acquired business, which significantly impacts its economic performance, and has the right to receive benefits accruing from the acquired business.

Impairment of long-lived assets and intangible assets subject to amortization

The Company's long-lived assets are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment" whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During the years ended December 31, 2009, 2010 and 2011, no impairment was identified.

As required by ASC 820, "Fair Value Measurements and disclosures" the Company applies assumptions that marketplace participants would consider in determining the fair value of long-lived assets (or asset groups).

Intangible assets with finite lives are comprised of acquired technology and customer relationships, and are amortized over their economic useful life using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up. Distribution rights and acquired technology were amortized on a straight line basis and customer relationships was amortized on an accelerated method basis over a period between 4 and 15 years based on the customer relationships identified.

Segments

Historically, the Company reported its results on the basis of one reportable segment, which was comprised of two reporting units: CoreTech and Magic. During 2010, as a result of a change in the Company's management structure associated with the acquisition of a U.S-based consulting and staffing services business in January 2010 (see Note 3), the Company began to report its results on the basis of two reportable business segments: software services and IT professional services, each of which is comprised of one reporting unit. The reporting unit of the IT professional services segment is comprised of the Company's three IT consulting and staffing subsidiaries, Coretech Consulting Group LLC,Fusion Solutions LLC and Xsell Resources Inc. The reporting unit of the proprietary and none proprietary software technology segment is comprised of all of the Company's other subsidiaries in the respective years.

Goodwill

Goodwill has been recorded as a result of past and current acquisitions.

The Company follows ASC 350, "Intangibles – Goodwill and Other". The Company performs its goodwill annual impairment test for its two reporting units (identified under the segments above) at December 31 of each year, or more often if indicators of impairment are present.

As required by ASC 350, the Company compares the fair value of each reporting unit to its carrying value ('step 1') If the fair value exceeds the carrying value of the reporting unit net assets, goodwill is considered not impaired, and no further testing is required. If the carrying value exceeds the fair value of the reporting unit, then the implied fair value of goodwill is determined by subtracting the fair value of all the identifiable net assets from the fair value of the reporting unit. An impairment loss is recorded for the excess, if any, of the carrying value of goodwill over its implied fair value ('step 2').

As required by ASC 820, "Fair Value Measurements and Disclosures", the Company applies assumptions that market place participants would consider in determining the fair value of each reporting unit.

In order to determine the fair value of its two reporting units, the Company implemented an 'income approach'. Under the income approach expected future cash flows are discounted to their present value using an appropriate rate of return. Judgments and assumptions related to future cash flows (projected revenues, operating expenses, and capital expenditures), future short-term and long-term growth rates, and weighted average cost of capital, which are based on management's internal assumptions, and believed to be similar to those of market participants and to represent both the specific risks associated with the business, and capital market conditions, are inherent in developing the discounted cash flow model.

In addition, the Company compared its market capitalization, including an estimated control premium that an investor would be willing to pay for a controlling interest in the Company, to the fair value of the Company's reporting units. The determination of a control premium requires the use of judgment and is based primarily on comparable industry and deal-size transactions, related synergies and other benefits. The Company's reconciliation of the gap between its market capitalization and the aggregate fair value of the Company depends on various factors, some of which are qualitative and involve management judgment, including stable relatively high backlog coverage and experience in meeting operating cash flow targets.

Since the fair value of the Company's two reporting units exceeded their carrying amount, no impairment losses were recognized in 2009, 2010 or 2011 (See Note 9).

Revenue recognition

The Company derives its revenues from licensing the rights to use its software (proprietary and non-proprietary), related professional services, maintenance and technical support as well as from other IT professional services. The Company sells its products and services primarily through its direct sales force and indirectly through distributors.

The Company accounts for its software sales in accordance with ASC 985-605, "Software Revenue Recognition". Software license revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the vendor's fee is fixed or determinable, no further obligation exists and collectability is probable.

Maintenance and support includes annual maintenance contracts providing for unspecified upgrades for new versions and enhancements on a when-and-if-available basis for an annual fee. The right for an unspecified upgrade for new versions and enhancements on a when-and-if-available basis do not specify the features, functionality and release date of future product enhancements for the customer to know what will be made available and the general timeframe in which it will be delivered.

Maintenance and support revenue included in multiple element arrangements is deferred and recognized on a straight-line basis over the term of the maintenance and support agreement.

As required by ASC 985-605, "Software", the Company allocates revenues to the software component of its multiple-element arrangements using the residual method when vendor specific objective evidence ("VSOE") of fair value exists for the undelivered elements of the support and maintenance agreements. VSOE is based on the price charged when an element is sold separately or renewed. Under the residual method, the fair value of the undelivered elements is deferred and the remaining portion of the arrangement fee is allocated to the delivered elements and is recognized as revenue.

The Company generally does not grant a right of return to its customers. When a right of return exists, the Company defers revenue until the right of return expires, at which time revenue is recognized provided that all other revenue recognition criteria are met.

Revenue from professional services both related to the software and the IT professional services businesses consists of billable hours for services provided and is recognized as the services are rendered.

Arrangements that include professional services bundled with licensed software and other software related elements, are evaluated to determine whether those services are essential to the functionality of other elements of the arrangement. When services are considered essential to the software, revenues under the arrangement are recognized using contract accounting based on ASC 605-35, "Construction-Type and Production-Type Contracts", on a percentage of completion method based on inputs measures. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are first determined, in the amount of the estimated loss for the entire contract. During the years ended December 31, 2009, 2010 and 2011, no such estimated losses were identified.

When professional services are not considered essential to the functionality of other elements of the arrangement, revenue allocable to the services is recognized as the services are performed, using VSOE of fair value. In most cases, the Company has determined that the services are not considered essential to the functionality of other elements of the arrangement.

Deferred revenue includes unearned amounts received under maintenance and support contracts, and amounts received from customers but not yet recognized as revenues.

Revenue from third-party sales is recorded at a gross or net amount according to certain indicators. The application of these indicators for gross and net reporting of revenue depends on the relative facts and circumstances of each sale and requires significant judgment.

Research and development costs

Research and development costs incurred in the process of software development before establishment of technological feasibility are charged to expenses as incurred. Costs incurred subsequent to the establishment of technological feasibility are capitalized according to the principles set forth in ASC 985-20, "Costs of Software to be Sold, Leased or Marketed".

The Company and its subsidiaries establish technological feasibility upon completion of a detailed program design or working model.

Research and development costs incurred in the process of developing product enhancements are generally charged to expenses as incurred.

Capitalized software costs are amortized on a product by product basis. Amortization equals the greater of the amount computed using the: (i) ratio of current gross revenues from sales of the software to the total of current and anticipated future gross revenues from sales of that software, or (ii) the straight-line method over the estimated economic useful life of the product (four to five years). The Company assesses the recoverability of these intangible assets on a regular basis by determining whether the amortization of the asset over its remaining economical useful life can be recovered through undiscounted future operating cash flows from the specific software product sold. During the years ended December 31, 2009, 2010 and 2011, no impairment losses were identified.

Severance pay

The Company's and its Israeli subsidiary's obligation for severance pay with respect to their Israeli employees (for the period for which the employees were not included under Section 14 of the Severance Pay Law, 1963) is calculated pursuant to the Israeli Severance Pay Law and employee agreements based on the most recent salary of the employees multiplied by the number of years of employment and are presented on an undiscounted basis (referred to as the "Shut Down Method"). Employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's obligation for all of its Israeli employees is fully provided for by monthly deposits with insurance policies and by an accrual. The value of these policies is recorded as an asset in the Company's balance sheet.

The carrying value of deposited funds includes profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligations pursuant to the Israeli Severance Pay Law or labor agreements.

The Company and its Israeli subsidiary's agreements with most of their Israeli employees are in accordance with Section 14 of the Severance Pay Law -1963, mandating that upon termination of such employees' employment, all the amounts accrued in their insurance policies shall be released to them instead of severance compensation. Upon release of deposited amounts to the employee, no additional liability exists between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as the Company is legally released from obligation to employees once the deposit amounts have been paid.

Severance expenses for the years ended December 31, 2009, 2010 and 2011 amounted to approximately $ 403, $ 461 and $ 609, respectively.

Advertising expenses

Advertising expenses are charged to selling and marketing expenses, as incurred. Advertising expenses for the years ended December 31, 2009, 2010 and 2011 amounted to $ 227, $ 320 and $ 313, respectively.

Income taxes

The Company and its subsidiaries account for income taxes in accordance with ASC 740, "Income Taxes". The ASC prescribes the use of the "asset and liability" method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value. Deferred tax assets and liabilities are classified as current or non-current according to the expected reversal dates.

The Company utilizes a two-step approach for recognizing and measuring uncertain tax positions accounted for in accordance with an amendment of ASC 740 "Income Taxes." Under the first step the Company evaluates a tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, based on its technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement with the tax authorities. The Company accrued interest and penalties related to unrecognized tax benefits in its provisions for income taxes. The total amount of gross unrecognized tax benefits (taxes on income) for the years ended December 31, 2009, 2010 and 2011 was $ (217), $ 874 and $ 724, respectively.

Basic and diluted net earnings per share

Basic net earnings per share are computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential Ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings Per Share."

A portion of the outstanding stock options have been excluded from the calculation of the diluted earnings per share because such securities are anti-dilutive. The total weighted average number of Ordinary shares related to the outstanding options excluded from the calculations of diluted earnings per share was 1,477,526, 615,838 and 550,430 for the years ended December 31, 2009, 2010 and 2011, respectively.

Stock-based compensation

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation - Stock Compensation."

ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of income.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting based on the accelerated method over the requisite service period of each of the awards, net of estimated forfeitures.

The Company measures and recognizes compensation expense for share-based awards based on estimated fair values on the date of grant using the Binomial option-pricing model ("the Binomial model"). The Binomial model for option pricing requires a number of assumptions, of which the most significant are the suboptimal exercise factor and expected stock price volatility. The suboptimal exercise factor is estimated based on employees' historical option exercise behavior.

The suboptimal exercise factor is the ratio by which the stock price must increase over the exercise price before employees are expected to exercise their stock options. Expected volatility is based upon actual historical stock price movements and was calculated as of the grant dates for different periods, since the Binomial model can be used for different expected volatilities for different periods. The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term to the contractual term of the options. The Company has no foreseeable plans to pay dividends and therefore use an expected dividend yield of zero in the option pricing model. The expected term of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

For awards with performance conditions, compensation cost is recognized over the requisite service period if it is 'probable' that the performance conditions will be satisfied, as defined in ASC 450-20-20, "Loss Contingencies."

The fair value for the Company's stock options granted to employees and directors was estimated using the following weighted-average assumptions:

	2009	2010	2011

Dividend yield	0%	0%	0%
Expected volatility	63%	61.2% - 62.8%	63.3% - 65.3%
Risk-free interest rate	2.73%-3.7%	2.53%-3.71%	2.1%
Expected forfeiture (employees)	9.8%	9.7%	8.4%
Expected forfeiture (executives)	7.5%	7.1%	5.2%
Contractual term of up to	10 years	10 years	10 years
Suboptimal exercise multiple (employees)	2.35	2.3	2.7
Suboptimal exercise multiple (executives)	3	3	3.2

During the years ended December 31, 2009, 2010 and 2011, the Company recognized stock-based compensation expense related to employee stock options in the amount of $ 130, $ 300 and $ 633, respectively, as follows:

	Year ended December 31,
	2009	2010	2011

Cost of revenue	$2	$2	$4
Research and development	26	61	54
Selling and marketing	32	75	92
General and administrative	70	162	483

Total stock-based compensation expense	$130	$300	$633

Concentrations of credit risk

Financial instruments that potentially subject the Company and its subsidiaries to concentration of credit risk consist principally of cash and cash equivalents, short-term deposits, marketable securities and trade receivables.

The Company's cash and cash equivalents and short-term deposits are invested primarily in deposits with major banks worldwide, mainly in the United States and Israel, however, such cash and cash equivalents and short-term deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. The Company believes that such institutions are of high rating and therefore bear low risk.

The Company's marketable securities include investments in commercial and government bonds and foreign banks. The Company's marketable securities are considered to be highly liquid and have a high credit standing. In addition, management considered its portfolios in foreign banks to be well-diversified. (Also refer to Note 4).

Trade receivables of the Company and its subsidiaries are derived from sales to customers located primarily in the United States, Europe, Japan, South Africa and Israel. The Company performs ongoing credit evaluations of its customers and to date, has not experienced any material losses. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection. The doubtful accounts expense for the years ended December 31, 2009, 2010 and 2011 was $ 267, $ 204 and $ 136, respectively.

The Company has entered into foreign exchange forward contracts intended to protect against the changes in value of forecasted non-dollar currency cash flows related to salary and related expenses. These derivative instruments are designed to offset the Company's non-dollar currency exposure (See Note 2 below).

Fair Value Measurements

The Company accounts for certain assets and liabilities at fair value under ASC 820, "Fair Value Measurements and Disclosures". Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2 -	Significant other observable inputs based on market data obtained from sources independent of the reporting entity;

Level 3 -	Unobservable inputs which are supported by little or no market activity (for example cash flow modeling inputs based on assumptions).

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company categorized each of its fair value measurements in one of these three levels of hierarchy.

Assets and liabilities measured at fair value on a recurring basis are comprised of marketable securities, foreign currency forward contracts and contingent consideration of acquisitions.(See Note 5).

The carrying amounts reported in the balance sheet for cash and cash equivalents, short term bank deposits, trade receivables, other accounts receivable, short-term bank credit, trade payables and other accounts payable approximate their fair values due to the short-term maturities of such instruments.

Comprehensive income (loss)

The Company accounts for comprehensive income (loss) in accordance with ASC 220, "Comprehensive Income." This Statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income (loss) relate to gain and loss on foreign currency translation adjustments, unrealized gain and loss on derivative instruments designated as hedges and unrealized gain and loss on available-for-sale marketable securities.

Derivative instruments

A significant portion of the Company's revenues, expenses and earnings is exposed to changes in foreign exchange rates. Depending on market conditions, foreign exchange risk also is managed through the use of derivative financial instruments. These financial instruments serve to protect net income against the impact of the translation into U.S. dollars of certain foreign exchange-denominated transactions. The derivative instruments hedge or offset exposures to Euro, Japanese Yen and NIS exchange rate fluctuations.

ASC 815, "Derivatives and Hedging," requires companies to recognize all of their derivative instruments as either assets or liabilities in their balance sheet at fair value. Derivative instruments that are designated and qualify as hedges of forecasted transactions (i.e., cash flow hedges) are carried at fair value with the effective portion of a derivative's gain or loss recorded in other comprehensive income and subsequently recognized in earnings in the same period or periods in which the hedged forecasted transaction affects earnings. For derivative instruments that are not designated and qualified as hedging instruments, the gains or losses on the derivative instruments are recognized in current earnings during the period of the change in fair values.

The derivative instruments used by the Company are designed to reduce the market risk associated with the exposure of its underlying transactions to fluctuations in currency exchange rates.

The Company has instituted a foreign currency cash flow hedging program in order to hedge against the risk of overall changes in future cash flows. The Company hedges portions of its forecasted expenses denominated in NIS with currency forwards contracts and put and call options. These forward and option contracts are designated as cash flow hedges.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in current earnings during the period of change. For derivative instruments not designated as hedging instruments, the gain or loss is recognized in current earnings during the period of change.

The notional principal of foreign exchange contracts to purchase NIS with U.S dollars was $845 and $2,591 at December 31, 2010 and 2011, respectively. The notional principal of foreign exchange contracts to purchase U.S. dollars with Euros was $1,007 and $506 at December 31, 2010 and 2011, respectively. The notional principal of foreign exchange contracts to purchase U.S. dollars with Japanese Yen was $ 1,067 at December 31, 2010 and none at December 31, 2011.

At December 31, 2011, the effective portion of the Company's cash flow hedges before tax effect was $(12), all of which is expected to be reclassified from accumulated other comprehensive income to operating expenses within the next 12 months.

The following tables present fair value amounts and gains and losses of derivative instruments and related hedged items:

	Fair Values of Derivative Instruments
	Assets
		December 31,
	Balance Sheet Item	2010	2011
Assets

Cash flow hedging:
Foreign exchange forward contracts	"Other accounts receivable and prepaid expenses"	$11	$-

Derivatives not designated as hedging:	"Other accounts receivable and prepaid expenses"	-	54

Liabilities

Cash flow hedging:
Foreign exchange option contracts	Accrued expenses and other accounts payable "	-	(12)

Derivatives not designated as hedging:
Foreign exchange forward contracts	"Accrued expenses and other accounts payable "	(51)	-

Total derivatives		$(40)	$42

	Loss recognized in other comprehensive	Statements	Gain (loss) recognized in the statements of income
	income	of	Year ended December 31,
	2011	income item	2009	2010	2011
	(effective portion)
Cash flow hedging:
Foreign exchange forward and option contracts	$(23)	"operating expenses"	$90	$(55)	$63

Derivatives not designated as hedging:
Foreign exchange forward contracts		"Financial expenses, net"	38	4	59

Total derivatives			$128	$(51)	$122

Reclassification

Certain amounts in prior years' financial statements have been reclassified to conform with the current year's presentation.

Impact of recently issued accounting standards

In September 2011, the Financial Accounting Standards Board, or FASB, issued a revised accounting standard update intended to simplify how an entity tests goodwill for impairment. The amendment will allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. An entity no longer will be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. This accounting standard update will be effective for the Company beginning October 1, 2012 and early adoption is permitted. The Company does not expect the adoption of this new guidance will have a material impact on its financial statements.

In June 2011, the FASB issued guidance to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of equity. The guidance is effective for interim and annual periods beginning after December 15, 2011. In December 2011, the FASB indefinitely deferred certain provisions of this guidance.

In May 2011, the FASB issued guidance to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. The guidance changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements, and will become effective for the Company beginning January 1, 2012. The Company does not expect the adoption of this new guidance will have a material impact on its financial statements.

BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
NOTE 3:-	BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS

a.	The Company purchased a consulting and staffing services business of a U.S-based IT services company on January 17, 2010, for a total consideration of $ 13,684, of which $ 8,625 was paid upon closing and the remaining $ 5,059 is to be paid over a three year period, of which, $ 414 is contingent upon the acquired business meeting revenue goals, and $ 4,645 in deferred payments. The Company believes that there is sufficient probability that such goals will be met. The Company classified both the deferred payment and contingent considerations as a liability as of the date of the transaction.

In accordance with ASC 805-30-35-1 the Company re-measures the contingent consideration based on the fair value at each reporting date until the contingency is resolved or the payment is made, while the changes in fair value are recognized in earnings in the financial expenses using the interest method over the period. The deferred payment was recorded at present value and is amortized using the interest method during the relevant period into financial expenses.

The acquired business provides a comprehensive range of consulting and staffing services for the telecom, network communications and the information technology industry. The cash consideration of $ 8,625 was financed with the Company's own resources. The Company believes that the acquisition of this business activity will enable it to expand its presence in the U.S. market and leverage its relationships with top tier customers as well as take advantage of the synergies between its existing IT Professional services and the acquired operation.

The acquisition was accounted for by the purchase method. The results of operations were included in the consolidated financial statements of the Company commencing January 17, 2010. The consideration for the acquisition was attributed to net assets on the basis of fair value of assets acquired and liabilities assumed, based on an appraisal performed by management, which included a number of factors, including the assistance of independent appraisers.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, with reference to the acquisition as of January 17, 2010:

Working capital, including deferred tax liability	$3,926
Fixed assets	54
Goodwill	4,831
Customer relationships	4,873

Total assets acquired	13,684

Liabilities due to acquisition activities	5,059

Net assets acquired	$8,625

Identifiable intangible assets, including customer relationship were valued using a variation of the income approach known as the "Multi-Period Excess Earnings Approach." This method utilized a forecast of expected cash inflows, cash outflows and contributory charges for economic returns on tangible and intangible assets employed.

An amount of $ 4,873 of the purchase price was allocated to customer relationships, as described above. The Company amortizes its intangible assets over periods ranging from 4 to 15 years, based on two types of customers' relationship identified.

b.	On October 31, 2010, the Company purchased an 88% interest in a consulting and staffing services company and has a put and call option to increase its holdings to 100%. The option price is calculated based on a multiple of gross profit. The Company paid a cash purchase price of $ 1,600. The acquired company provides a comprehensive range of consulting and staffing services for information technology industry. The Company believes that the acquisition of this business activity will enable it to expand its presence in the U.S. market and leverage its relationships with top tier customers as well as take advantage of the synergies between its existing IT professional services business and the acquired operation.

The acquisition was accounted for by the purchase method. The results of operations were included in the consolidated financial statements of the Company commencing October 31, 2010. The consideration for the acquisition was attributed to net assets on the basis of fair value of assets acquired and liabilities assumed, based on an appraisal performed by management, which included a number of factors, including the assistance of independent appraisers, which was completed in 2011.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, with reference to the acquisition as of October 31, 2010:

Net Liabilities	$(908)
Non controlling interest	(165)
Goodwill	1,988
Customer relationships	685

Total assets acquired	$1,600

Identifiable intangible assets, including customer relationship were valued using a variation of the income approach known as the "Multi-Period Excess Earnings Approach." This method utilized a forecast of expected cash inflows, cash outflows and contributory charges for economic returns on tangible and intangible assets employed.

An amount of $ 685 of the purchase price was allocated to customer relationships, as described above. The Company amortizes its intangible assets over a period of 6 years, based on the identified customers' relationships.

c.	On January 1, 2011, the Company acquired a 51% ownership interest in its South African distributor, Magix Integration (Proprietary) Ltd., ("Magix Integration") for total consideration of up to $ 1,560 based on achievement by Magix Integration of certain performance targets for 2011, and an option to increase the holdings to 75% with a fair value of $ (807). The Company made an advance payment in cash as of December 2010, of $1,160 on account of this acquisition. Magix Integration specializes in the software integration and application development of the Company's platforms as well as the support of large-scale and complex systems in the public and financial sectors in South Africa. The Company believes that this acquisition will contribute to the Company's growth and presence in the region.

The acquisition was accounted for by the purchase method. The results of operations were included in the consolidated financial statements of the Company commencing January 1, 2011.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, with reference to the acquisition as of January 1, 2011:

Fixed assets	$8
Non controlling interest	(1,323)
Deferred tax liability	(437)
Goodwill	2,159
Customer relationships	1,560

Total assets acquired	1,967

Liabilities due to acquisition activities	807

Net assets acquired	$1,160

Identifiable intangible assets, including customer relationship were valued using a variation of the income approach. This method utilized a forecast of expected cash inflows, cash outflows and contributory charges for economic returns on tangible and intangible assets employed.

An amount of $ 1,560 of the purchase price was allocated to customer relationships, as described above. The Company amortizes its intangible assets over a period of ten years, based on the customers' relationship identified.

On April 1, 2011, the Company exercised the option to acquire the 24% in Magix Integration as stipulated in the original acquisition agreement for $1,105. On October 1, 2011 the Company purchased additional shares in Magix Integration, thereby completing the acquisition of 100% of the shares in Magix Integration for an additional consideration of up to $587 based on achievement by Magix Integration of certain performance targets through 2012. As a result, the Company adjusted the non-controlling interest related to Magix Integration that was initially recorded at the date of acquisition and income attributed to the Magix Integration non-controlling interest up-to the exercise of the option and additional purchase by an aggregate of $1,466, and a related adjustment to additional paid in capital of $226.

d.	On May 2011, the Company acquired 100% interest in a software solution provider. The Company paid a cash purchase price of $ 5,977.

The Company believes that the acquisition of this business will enable it to expand its offers and leverage its relationships with top tier customers. Acquisition related costs were immaterial.

The acquisition was accounted for by the purchase method. The results of operations were included in the consolidated financial statements of the Company commencing May 2011.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, with reference to the acquisition as of May 2011:

Net assets	$598
Non controlling interest	(299)
Intangible assets *)	2,271
Goodwill *)	3,407

Net assets acquired	$5,977

*)      The estimated fair values of the tangible and intangible assets are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Company believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Company expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable as but no later than the contractual period.

e.

On December 27, 2011, the Company completed the acquisition of the AppBuilder activity of BluePhoenix Solutions ("AppBuilder"), a leading provider of value-driven legacy IT modernization solutions, for $13,500. AppBuilder is a comprehensive application development infrastructure used by many enterprises around the world. This premier enterprise application development environment is a powerful, model-driven tool that enables development teams to build, deploy, and maintain large-scale, custom-built business applications. The Company believes the acquisition will broaden its product portfolio and strengthens the presence in numerous global markets. Acquisition related costs were immaterial.

The acquisition was accounted for by the purchase method. The results of operations will be included in the consolidated financial statements of the Company commencing January 1, 2012.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, with reference to the acquisition as of December 27, 2011:

Net assets	$1,130
Intangible assets *)	5,786
Goodwill *)	8,679

Net assets acquired	$15,595

*)       The estimated fair values of the tangible and intangible assets are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Company believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Company expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the contractual period.

Below are certain unaudited pro forma combined statements of income data for the year ended December 31, 2010 and 2011, respectively, as if the acquisitions detailed above had occurred at January 1, 2010, after giving effect to (a) purchase accounting adjustments, including amortization of intangible assets. This pro forma financial information is not necessarily indicative of the combined results that would have been attained had the acquisition taken place at the beginning of 2010, nor is it necessarily indicative of future results.

	Year ended December 31,
	2010	2011
	Unaudited	Unaudited

Total revenues	$107,615	$120,848
Net Income	$11,270	$15,407
Earnings per share
Basic	$0.35	$0.48
Diluted	$0.34	$0.42

MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2011
Marketable Securities [Abstract]
Marketable Securities [Text Block]
NOTE 4:-	MARKETABLE SECURITIES

The Group invests in marketable debt and equity securities, which are classified as available-for-sale. The following is a summary of marketable securities:

	December 31,
	2010				2011
	Amortized cost	Unrealized losses	Unrealized gains	Market value	Amortized cost	Unrealized losses	Unrealized gains	Market value
Available-for-sale:

Governmental bonds	$407	$-	$37	$444	$407	$-	$28	$435
Commercial bonds	2,114	-	90	2,204	571	-	67	638
Equity funds	118	-	91	209	118	-	50	168

Total available-for-sale marketable securities	$2,639	$-	$218	$2,857	$1,096	$-	$145	$1,241

The amortized costs of available-for-sale debt securities at December 31, 2011, by contractual maturities, are shown below:

		Gross unrealized gains (losses)
	Amortized cost	Gains	Losses	Estimated fair value

Due in one year or less	$399	$1	$-	$400
Due between one year to five years	579	94	-	673

	$978	$95	$-	$1,073

The actual maturity dates may differ from the contractual maturities because debtors may have the right to call or prepay obligations without penalties.

The following is the change in the other comprehensive income of available-for-sale securities during 2011:

Other comprehensive income

Other comprehensive income from available-for-sale securities as of January 1, 2011	$218

Reclassification to earnings of realized gain from available-for-sale securities	(20)
Unrealized loss from available-for-sale securities	(53)

Other comprehensive income from available-for-sale securities as of December 31, 2011	$145

The following is the change in the other comprehensive income of available-for-sale securities during 2010:

Other comprehensive income

Other comprehensive income from available-for-sale securities as of January 1, 2010	$267

Reclassification to earnings of realized gain from available-for-sale securities	(62)
Unrealized gain from available-for-sale securities	13

Other comprehensive income from available-for-sale securities as of December 31, 2010	$218

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
NOTE 5:-	FAIR VALUE MEASUREMENTS

In accordance with ASC 820, the Company measures its investment in marketable securities and foreign currency derivative contracts at fair value. Generally marketable securities are classified within Level 1, this is because these assets are valued using quoted prices in active markets. Foreign currency derivative contracts and certain corporate bonds are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The Company's financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31, 2010
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Government bonds	$444	$-	$-	$444
Corporate bonds	186	2,018	-	2,204
Equity fund	209	-	-	209

Total financials assets	$839	$2,018	$-	$2,857

Liabilities:
Foreign currency derivative contracts	$-	$40	$-	$40
Contingent consideration			480	480

Total financials liabilities	$-	$40	$480	$520

	December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Government bonds	$435	$-	$-	$435
Corporate bonds	-	638	-	638
Equity fund	168	-	-	168
Foreign currency derivative contracts	-	42	-	42

Total financials assets	$603	$680	$-	$1,283

Liabilities:

Contingent consideration	$-	$-	$1,046	$1,046

Total financials liabilities	$-	$-	$1,046	$1,046

Fair value measurements using significant unobservable inputs (Level 3):

	Year ended December 31,
	2010	2011

Opening balance	$-	$480
Increase in contingent consideration	414	750
Decrease in contingent consideration due to settlement	-	(225)
Amortization of interest	66	41

Closing balance	$480	$1,046

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2011
Other Accounts Receivable and Prepaid Expenses Disclosure [Abstract]
Other Accounts Receivable and Prepaid Expenses Disclosure [Text Block]
NOTE 6:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2010	2011

Short-term lease deposits and other accounts receivable	$501	$817
Advanced payments for the acquisition of Magix Integration (Note 3c)	1,160	-
Prepaid expenses	589	427
Government authorities	597	3,073
Deferred taxes	1,099	1,878
Other	83	206

	$4,029	$6,401

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 7:-	PROPERTY AND EQUIPMENT

	December 31,
	2010	2011
Cost:

Buildings and leasehold improvements	$342	$472
Computers and peripheral equipment	9,121	9,396
Office furniture and equipment	1,663	1,790
Motor vehicles	125	243
Software	2,353	2,469

	13,604	14,370
Accumulated depreciation:

Buildings and leasehold improvements	160	205
Computers and peripheral equipment	8,723	9,103
Office furniture and equipment	1,219	1,250
Motor vehicles	72	97
Software	1,603	1,686

	11,777	12,341

Depreciated cost	$1,827	$2,029

Depreciation expenses amounted to $ 910, $ 626 and $ 630 for the years ended December 31, 2009, 2010 and 2011, respectively.

INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
NOTE 8:-	INTANGIBLE ASSETS

a.	Intangible assets:

	December 31,
	2010	2011
Original amounts:

Capitalized software costs	$44,501	$49,723
Customer relationship and acquired technology	6,757	17,132

	51,258	66,855
Accumulated amortization:

Capitalized software costs	34,126	37,370
Customer relationship and acquired technology	2,471	3,637

	36,597	41,007

Intangible assets, net	$14,661	$25,848

b.	Amortization expenses amounted to $ 3,650, $ 3,940 and $4,410 for the years ended December 31, 2009, 2010 and 2011, respectively.

c.	The estimated future amortization expense of intangible assets as of December 31, 2011 is as follows:

2012	$5,813
2013	5,642
2014	4,061
2015	3,334
2016	3,717
2017 and thereafter	3,281

$25,848

GOODWILL	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill Disclosure [Text Block]
NOTE 9:-	GOODWILL

Changes in the carrying amount of goodwill for the years ended December 31, 2010 and 2011 according to the Company's reporting units are as follows:

	IT professional services	Software services	Total

As of January 1, 2010	$5,089	$11,646	$16,735

Investments in subsidiaries	7,339		7,339
Foreign currency translation adjustments	-	550	550

As of December 31, 2010	12,428	12,196	24,624

Business combination	-	14,245	14,245
Adjustments due to purchase price allocation	(520)	-	(520)
Foreign currency translation adjustments	-	185	185

As of December 31, 2011	$11,908	$26,626	$38,534

The Company determined the fair value of each reporting unit using the income approach. The material assumptions used for the income approach for 2010 and 2011 were four years of projected net cash flows, a discount rate of 14%-15% and a long-term growth rate of 3.0%. The Company considered historical rates and current market conditions when determining the discount and growth rates to use in its analyses. If these estimates or their related assumptions change in the future, the Company may be required to record impairment charges for its goodwill.

SHORT-TERM CREDIT AND CURRENT MATURITIES OF LONG-TERM LOANS	12 Months Ended
Dec. 31, 2011
Short-Term Debt [Abstract]
Short-term Debt [Text Block]
NOTE 10:-	SHORT-TERM CREDIT AND CURRENT MATURITIES OF LONG-TERM LOANS

Classified by currency, linkage terms and interest rates, the credit and loans are as follows:

	Interest rate		December 31,
	2010	2011	2010	2011
Short-term credit:

In, or linked to, Japanese Yen	1.72%	3.99%	$-	$-

Current maturities of long-term loans			9	4

			$9	$4

ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2011
Accounts Payable and Accrued Liabilities [Abstract]
Accured Expenses and Other Accounts Payable [Text Block]
NOTE 11:-	ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE

	December 31,
	2010	2011

Employees and payroll accruals	$5,092	$6,228
Accrued expenses	3,714	1,865
Deferred payments related to acquisition	1,906	2,325
Government authorities and other	2,098	5,330

	$12,810	$15,748

LONG-TERM LOANS	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
NOTE 12:-	LONG-TERM LOANS
  Long-term loans are comprised as follows:
	Interest rate		December 31,
	2010	2011	2010	2011

In Japanese Yen	1.72%	3.99%	$11	$13
Less - current maturities			(9)	(4)

			$2	$9

TAXES ON INCOME	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 13:-	TAXES ON INCOME

a.	Israeli taxation:

1.	Corporate tax rate in Israel:

Taxable income of the Company is subject to corporate tax in Israel at the following rate: 2010 - 25%, 2011 - 24%. In December 5, 2011, the Knesset (Israel's Parliament) passed a law for changing the tax burden (the Law), which cancels, among others, the gradual reduction in the corporate tax rates in Israel. In addition, the corporate tax in Israel will be increased to 25% starting in 2012. Accordingly, the real capital gains tax rate will increase to 25%. The effect of the above mentioned changes increased deferred tax asset by approximately $ 192 thousand. The adjustment of the deferred tax balances resulted in a tax benefit in 2011, respectively, recorded in taxes benefits.

2.	Measurement of taxable income under the Income Tax (Inflationary Adjustments) Law, 1985:

According to the law, through 2007, the Company's and its Israeli subsidiaries results for tax purposes were adjusted for the changes in the Israeli consumer price index ("CPI"). As explained in Note 2, the financial statements are measured in dollars. The difference between the annual change in the Israeli CPI and in the NIS/dollar exchange rate causes a difference between taxable income and the income before taxes reflected in the financial statements.

In accordance ASC 740-10-25-3 (f), the Company has not provided deferred income taxes on the above difference resulting from changes in exchange rates and indexing for tax purposes.

In February 2008, the Israeli parliament passed an amendment to the Income Tax (Inflationary Adjustments) Law, 1985, which limits the scope of the law starting 2008 and thereafter. Since 2008, the results for tax purposes are measured in nominal values, excluding certain adjustments for changes in the Israeli CPI carried out in the period up to December 31, 2007. Adjustments relating to capital gains such as for sale of property (betterment) and securities continue to apply until disposal. Since 2008, the amendment to the law includes, among others, the cancellation of the inflationary additions and deductions and the additional deduction for depreciation.

3.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 ("the Law"):

Certain production and development facilities of the Company have been granted "Approved Enterprise" status pursuant to the Law, which provides certain tax benefits to its investment programs. For these programs, the Company has elected the alternative benefits track, waiving grants in return for tax exemptions. Pursuant to the alternative benefits track, the income of the Company derived from the Approved Enterprise programs is tax-exempt for periods of two to four years and will be eligible for reduced tax rates for additional periods of five to eight years (such reduced tax rates are dependent on the level of foreign investments in the Company).

The period of benefits for those expansions has not yet commenced.

The tax benefit periods provided end at the earlier of 12 years from the commencement of production or 14 years from receipt of the approval for the Approved Enterprise. As of December 31, 2011, the Company has not generated any taxable income under any of its Approved Enterprises programs and thus the benefit period has not yet commenced and these benefits have not yet commenced.

The benefits available to an Approved Enterprise are conditional upon the fulfillment of conditions stipulated in the Law and its regulations and the criteria set forth in the specific letters of approval. In the opinion of the Company's management, the Company has been in full compliance with the conditions of the above programs through December 31, 2011.

If dividends were to be distributed out of tax-exempt profits deriving from an Approved Enterprise, the Company would be liable for corporate tax at a rate of 25%. As of December 31 2011, the Company did not generate any exempt income.

On April 1, 2005, an amendment to the Investment Law came into effect ("the Amendment") that has significantly changed the provisions of the Investment Law. The Amendment enacted major changes in the manner in which tax benefits are awarded under the Investment Law so that companies are no longer required to get the Investment Center's prior approval to qualify for tax benefits. Such an enterprise is a "Beneficial Enterprise", rather than the previous terminology of Approved Enterprise. The period of tax benefits for a new Beneficial Enterprise commences in the "Year of Commencement", which is the later of: (1) the year of election, or (2) the year in which taxable income is first generated by the company after the election year.

The Amendment limits the scope of enterprises, which may be approved by the Investment Center by setting criteria for the approval of a facility as a Beneficial Enterprise such as the provision generally requiring that at least 25% of the Beneficial Enterprise's income will be derived from export.

Under a new amendment to the law effective January 1, 2011, upon an irrevocable election made by the Company, a uniform corporate tax rate will apply to all qualifying income of certain Industrial Companies, as opposed to the previous law's incentives, which are limited to income from Approved Enterprises during their benefits period. Under the law, when the election is made, the uniform tax rate will be 10% in areas in Israel designated as Development Zone A and 15% elsewhere in Israel during 2011-2012, 7% and 12.5%, respectively, in 2013-2014, and 6% and 12%, respectively, thereafter. Certain "Special Industrial Companies" that meet certain criteria (somewhat equivalent to the criteria for the Strategic Investment Track noted above) will enjoy further reduced tax rates of 5% in Zone A and 8% elsewhere. The profits of these Industrial Companies will be freely distributable as dividends, subject to a 15% withholding tax (or lower, under an applicable tax treaty).

4.	The Company has received final tax assessments for the Israeli tax return fillings through the year 2006.

b.	Non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective domiciles of residence. If earnings are distributed to Israel in the form of dividends or otherwise, the Company may be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes. The Company's management has determined that it will not distribute any amounts of its undistributed tax income as a dividend. The Company intends to reinvest the amount of such tax income. Accordingly, no deferred income taxes have been provided.

c.	Net operating loss carryforwards:

As of December 31, 2011, the Company and its Israeli subsidiaries had operating loss carryforwards of $ 29,502, which can be carried forward and offset against taxable income in the future for an indefinite period.

The Company's subsidiaries in Europe had estimated total available tax loss carryforwards of $ 5,241 as of December 31, 2011, to offset against future taxable income for 15-20 years.

The Company's subsidiaries in the U.S had estimated total available tax loss carryforwards of $ 4,606 as of December 31, 2011, which can be carried forward and offset against taxable income for a period of up to 20 years, from the year the loss was incurred.

Utilization of U.S. net operating losses may be subject to substantial annual limitations due to the "change in ownership" provisions ("annual limitations") of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

d.	Income before taxes on income:

	Year ended December 31,
	2009	2010	2011

Domestic	$1,225	$4,288	$7,197
Foreign	5,285	4,985	7,866

	$6,510	$9,273	$15,063

e.	Taxes on income:

Taxes on income consist of the following:

	Year ended December 31,
	2009	2010	2011
Current:

Domestic	$1,082	$446	$447
Foreign	308	1,234	1,000

	1,390	1,680	1,447
Deferred taxes:

Domestic	-	(2,681)	(1,800)
Foreign	(1,056)	899	150

	(1,056)	(1,782)	(1,650)

Tax benefit (taxes on income)	$(334)	$102	$203

f.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company and its subsidiaries deferred tax assets are as follows:

	December 31,
	2010	2011

Net operating loss carryforwards, net	$9,358	$8,403
Allowances and reserves	800	(582)

	10,158	7,821
Less: valuation allowance	(7,320)	(2,891)

Deferred tax assets	$2,838	$4,930

The net change in valuation allowance for the year ended December 31, 2011 was $ 4,429 mainly as a result of a change in management's estimation with respect to utilization of certain carryforward losses.

	December 31,
	2010	2011

Current tax assets	$1,099	$1,877
Non current tax assets	1,739	3,053

Deferred tax assets	$2,838	$4,930

Current taxes are included under other accounts receivable and prepaid expenses and non-current tax assets are included under other long term receivables.

Significant components of the Company and its subsidiaries deferred tax liability are as follows:

	December 31,
	2010 (*)	2011

Current liabilities	$(2,218)	$(2,359)
Non-current liabilities	-	(296)

Net Deferred tax liabilities	$(2,218)	$(2,655)

In 2011 as part of net asset acquired, an aggregate amount of $437 has been recorded as deferred tax liability, amounting to current and non-current as of December 31, 2011 of $141 and $296, respectively.

g.	Reconciliation of the theoretical tax expense to the actual tax expense:

The main reconciling items of the statutory tax rate of the Company (2010 - 25% and 2011 - 24%) to the effective tax rate are valuation allowances provided for deferred tax assets (in all reported periods). During these years, tax expenses mainly represent taxes for a number of subsidiaries that do not have net operating loss carryforwards.

Reconciling items between the 2010 and 2011 statutory tax rate (25% and 24%, respectively) of the Company and the effective tax rate is presented in the following table:

	Year ended December 31,
	2010	2011

Income before taxes, as reported in the consolidated statements of operations	$9,273	$15,063

Statutory tax rate	25%	24%

Theoretical tax expenses on the above amount at the Israeli statutory tax rate	$2,318	$3,615
Tax adjustment in respect of different tax rates	525	866
Deferred taxes on losses for which full valuation allowance was provided in the past	(1,663)	(37)
Changes in valuation allowance	(2,676)	(4,429)
Taxes (benefits) in respect of prior years	318	(73)
Nondeductible expenses	181	40
Uncertain tax position and other differences	895	(185)

	$(102)	$(203)

h.	The Company applies ASC 740 "Income Taxes" with regards to tax uncertainties. During the years ended December 31, 2009, 2010 and 2011, the Company recorded $ (217), $ 874 and $ 727 of tax expenses (income), respectively, as a result of this application.

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

Gross unrecognized tax positions at January 1, 2010	$379

Increase in tax positions taken in current year	815

Gross unrecognized tax positions at December 31, 2010	1,194

Increase in tax positions taken in current year	710

Gross unrecognized tax benefits at December 31, 2011	1,904

The Company recognizes interest and penalties related to unrecognized tax benefits in taxes on income. During the years ended December 31, 2010 and 2011, the Company recorded $ 59 and $ 17 respectively, for interest and penalties expenses related to uncertain tax positions. The liability for unrecognized tax benefits included accrued interest and penalties of $ 59 and $ 76 at December 31, 2010 and 2011, respectively.

As of December 31, 2011, the entire amount of unrecognized tax benefit could affect the Company's income tax provision and the effective tax rate.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
NOTE 14:-	SHAREHOLDERS' EQUITY

a.	The Ordinary shares of the Company are listed on the NASDAQ Global Select Market in the United States and are traded on the Tel-Aviv Stock Exchange in Israel.

b.	Issuance of Ordinary shares:

On December 23, 2010, the Company issued 3,287,616 Ordinary shares at a price of $ 6.5 per share and in a total amount of $ 20,290 net of issuance expenses. The shares were issued to institutional investors in a private placement. In addition, certain of the purchasers received warrants to purchase up to an aggregate of 1,134,231 Ordinary shares at an exercise price of $ 8.26 per share.  The warrants are exercisable as of six months from the date of issuance, have a term of three years, and the exercise price is subject to future adjustment for various events, such as stock splits or dividend distributions.

c.	Stock Option Plans:

Under the Company's 1991, 2000 and 2007 Stock Option Plans, as amended (collectively, "the Plans"), options may be granted to employees, officers, directors and consultants of the Company and its subsidiaries. Pursuant to the 1991, 2000 and 2007 Stock Option Plans, the Company reserved for issuance 6,750,000, 4,600,000 and 1,500,000 Ordinary shares, respectively. As of December 31, 2011, an aggregate of 523,249 Ordinary shares of the Company are still available for future grants under the Plans. Each option granted under the Plans is exercisable for a period of ten years from the date of the grant of the option. The 2000 Plan expired on May 5, 2010 and the 2007 Plan will expire on August 1, 2017. No options were granted under the 1991 Plan after July 31, 2001. The exercise price for each option is determined by the Board of Directors and set forth in the Company's award agreement. Unless determined otherwise by the Board of Directors, the option exercise price shall be equal to or higher than the share market price at the grant date. The options generally vest over three-four years. Any option that is forfeited or canceled before expiration becomes available for future grants under the Plans.

A summary of employee option activity under the Plans as of December 31, 2011 and changes during the year ended December 31, 2011 are as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2011	1,664,188	$2.02	6.49	$6,928
Granted	300,000	4.00
Exercised	(580,414)	1.56
Forfeited	(27,895)	1.15

Outstanding at December 31, 2011	1,355,879	$2.31	6.46	$3,416

Exercisable at December 31, 2011	694,913	$2.55	4.33	$1,680

Vested and expected to vest at December 31, 2011	1,286,149	$2.63	6.32	$3,280

A summary of employee option activity under the Plans as of December 31, 2011, included in previous table, whose vesting is contingent upon meeting various departmental and Company wide performance goals, including revenue growth and net gain index is as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2011	177,916	$1.59	7.32	$816

Exercised	(38,666)	$2.13

Outstanding at December 31, 2011	139,250	$1.44	6.55	$519
Exercisable at December 31, 2011	76,750	$1.57	6.37	$276
Vested and expected to vest at December 31, 2011	136,367	$1.45	6.55	$507

A summary of employee option activity under the Plans as of December 31, 2009 and 2010 and changes during the years ended on those dates, are as follows:

	Year ended December 31,
	2009		2010
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding at beginning of year	2,390,045	$2.31	1,927,199	$2.28
Granted	350,000	$0.88	498,000	$1.44
Exercised	(42,546)	$1.36	(685,564)	$1.95
Forfeited	(770,300)	$1.79	(75,447)	$5.59

Outstanding at end of year	1,927,199	$2.28	1,664,188	$2.02

Exercisable at end of year	1,512,823	$2.56	933,688	$2.59

Vested and expected to vest at December 31, 2009 and 2010, respectively	1,881,429	$2.31	1,583,891	$2.06

During 2007 and 2008, the Company granted certain executives and other key employees, options to purchase 825,000 Ordinary shares and 100,000 Ordinary shares, respectively, with vesting contingent upon meeting various departmental and company wide performance goals, including revenue growth and net gain index. The options have an exercise price equal to the fair market value of the Company's Ordinary shares on the date of grant, contingently vest over a period of four years, and are for a term of ten years. The fair value of those options was estimated on the date of grant using the same option valuation model used for the other options granted. If such goals are not met, no compensation cost is recognized and any recognized compensation cost is reversed. The inputs for expected volatility, expected dividends, expected term and risk-free rate used in estimating those options' fair value are the same as those noted in the table related to options issued under the Plans.

On November 4, 2009, as part of a termination agreement, the Company extended the exercise period of outstanding options to purchase 62,500 Ordinary shares for an additional one year period from date of termination. The Company accounted for the period extension as a modification and recorded an additional compensation expense of $ 10, during 2009.

The weighted-average grant-date fair value of options granted during the years ended December 31, 2009, 2010 and 2011 was $ 0.87, $ 1.88 and $ 4, respectively. The aggregate intrinsic value in the table above represents the total intrinsic value that would have been received by the option holders had all option holders exercised their options on December 31, 2011. This amount is changed based on the market value of the Company's Ordinary shares. Total intrinsic value of options exercised for the years ended December 31, 2009, 2010 and 2011 was $ 26, $ 1,895 and $ 2,197, respectively. As of December 31, 2011, there was $ 882 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plans. This cost is expected to be recognized over a period of approximately four years.

The options outstanding as of December 31, 2011, have been separated into ranges of exercise price categories, as follows:

Exercise price	Options outstanding as of December 31, 2011	Weighted average remaining contractual life (years)	Weighted average exercise price	Options exercisable as of December 31, 2011	Weighted average exercise price of exercisable options
In $
0-1	112,654	6	$0.21	67,654	$0.35
1.01-2	318,131	5	$1.38	204,167	$1.41
2.01-3	329,000	8	$2.29	156,998	$2.31
3.01-4	474,791	8	$3.90	144,791	$3.80
4.01-5	96,303	2	$4.06	96,303	$4.06
5.01-6	25,000	2	$5.95	25,000	$5.95

	1,355,879	5	$2.27	694,913	$2.51

d.	Accumulated other comprehensive income:

	December 31,
	2009	2010	2011

Accumulated realized and unrealized gain on available-for-sale securities, net	$267	$218	$145
Accumulated foreign currency translation adjustments	(198)	218	(152)
Unrealized gain (loss) on derivative instruments, net	5	11	(12)

Total other comprehensive income	$74	$447	$(19)

e.	On December 30, 2009, the Company declared a dividend distribution of $ 0.50 per share ($ 15,974 in the aggregate) which was paid on January 25, 2010.

SELECTED STATEMENTS OF INCOME DATA	12 Months Ended
Dec. 31, 2011
Selected Statement Of Income Data [Abstract]
Selected Statement Of Income Data [Text Block]
NOTE 15:-	SELECTED STATEMENTS OF INCOME DATA

a.	Research and development costs, net:

	Year ended December 31,
	2009	2010	2011

Total costs	$4,438	$5,667	$7,269
Less - capitalized software costs	(3,128)	(3,595)	(5,222)

Research and development, net	$1,310	$2,072	$2,047

b.	Financial income (expenses), net:

Interest income net of bank charges	$482	$13	$464
Interest expenses related to liabilities in connection with acquisition	-	(173)	(112)
Loss arising from foreign currency translation	(244)	(64)	(131)

Financial income(expenses), net	$238	$(224)	$221

c.	In 2009, the Company sold its office buildings in Hungary and Israel for $ 535 and $ 5,200, respectively. As a result of the sales, the Company recorded net gains of approximately $ 289 and $ 1,960, respectively.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 16:-	COMMITMENTS AND CONTINGENCIES

a.	Lease commitments:

Certain of the motor vehicles, facilities and equipment of the Company and its subsidiaries are rented under long-term operating lease agreements. Future minimum lease commitments under non-cancelable operating leases as of December 31, 2011, are as follows:

2012	$1,312
2013	756
2014	345
2015 and thereafter	275

$2,688

Rent expenses for the years ended December 31, 2009, 2010 and 2011 were approximately $ 1,231, $ 1,487 and $ 1,733, respectively.

The Company leases motor vehicles under a cancelable lease agreement. The Company has an option to be released from this lease agreement, which may result in penalties in a maximum amount of $ 54.

The Company currently occupies approximately 39,321 square feet of space based on a lease agreement expiring in December, 2014. The Company has an option to terminate the lease agreement in Israel upon six months prior written notice.

b.	Guarantees:

The Company has provided three of its clients with bank guarantees totaling $ 14, which are linked to the New Israeli Shekel, of which $ 11 is valid through December 2012.

c.	From time to time, the Company and/or its subsidiaries are subject to legal, administrative and regulatory proceedings, claims, demands and investigations in the ordinary course of business, including claims with respect to intellectual property, contracts, employment and other matters. The Company accrues a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. Significant judgment is required in both the determination of probability and the determination as to whether a loss is reasonably estimable. These accruals are reviewed and adjusted to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular matter.

Lawsuits have been brought against the Company in the ordinary course of business. The Company intends to defend itself vigorously against those lawsuits.

1.	In June 2004, an Israeli company filed a lawsuit against the Company in the District Court of Tel Aviv - Jaffa seeking damages of NIS 8.0 million (approximately $2,200), with an option to increase the amount sought to approximately NIS 17.0 million (approximately $4,800), for recovery of alleged damages caused by the Company's alleged failure to integrate a software system. In March 2011, the Company entered into a settlement agreement with the plaintiff pursuant to which the Company did not incur any additional loss exceeding amounts already recognized.

2.	In March 2006, a client of one of the Company's subsidiaries filed a lawsuit against the subsidiary claiming an alleged breach of the agreement between the parties. The plaintiff is seeking damages in the amount of 488,000 Euro (approximately $650). In June 2009, the court rejected the plaintiff’s claims. In July 2009, the plaintiff filed an appeal. The appeal was dismissed in February 2012.

3.	In August 2009, a software company and one of its owners filed an arbitration proceeding against the Company and one of its subsidiaries, claiming an alleged breach of a non-disclosure agreement between the parties. The plaintiffs are seeking damages in the amount of approximately $13,600. The arbitrator determined that both the Company and the subsidiary breached the non-disclosure agreement, but closing summaries regarding damages have not yet been submitted. At this time, given the multiple uncertainties involved and in large part to the highly speculative nature of the damages sought by the plaintiff, which leaves a wide discretion to the arbitrator in quantifying and awarding the damages, the Company is unable to estimate the amount of the probable loss, if any, to be recognized.

4.	In February 2010, a U.S. based company filed a lawsuit against the Company and one of its subsidiaries, claiming an alleged breach by the Company and the subsidiary of its intellectual property rights in connection with one of the Company’s products. In July 2011, the Company entered into a settlement agreement with the plaintiff according to which it paid a lump sum to the plaintiff for future maintenance and support until 2018, subject to a complete release of all claims.

5.	In addition to the above mentioned legal proceedings, the Company is also involved in various legal proceedings arising in the normal course of its business. Based upon the advice of counsel, the Company does not believe that the ultimate resolution of these matters will have a material adverse effect on the Company's consolidated financial position, results of operations or cash flows.

d.	Royalty commitments:

The Government of Israel, through the Fund for the Encouragement of Marketing Activities ("the Fund"), awarded the Company grants for participation in its foreign marketing expenses. The Company received an aggregate amount of grants of $ 1,526 for the years up to and including 2005. The Company is committed to pay royalties at the rate of 3% of the increase in exports, up to the amount of the grants. As of December 31, 2011, the remaining contingent obligation of the Company amounted to $ 150.

NET EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NOTE 17:-	NET EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted net earnings per share:

	Year ended December 31,
	2009	2010	2011

Numerator for basic and diluted earnings per share - net income available to Magic shareholders	$6,176	$9,375	$15,044

Weighted average Ordinary shares outstanding:

Denominator for basic net earnings per share	31,899,198	32,139,686	36,267,739
Effect of dilutive securities	208,089	591,360	777,968

Denominator for diluted net earnings per share	32,107,287	32,731,046	37,045,707

Basic earnings per share	$0.19	$0.29	$0.41

Diluted earnings per share	$0.19	$0.29	$0.41

SEGMENT AND GEOGRAPHICAL INFORMATION	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 18:-	SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS

a.	Historically, the Company reported its results on the basis of one reportable segment, which was comprised of two reporting units: CoreTech and Magic. (See Note 1 for a brief description of the Company's business.) During 2010, as a result of a change in the Company's management structure associated with the acquisition of a U.S-based consulting and staffing services business, the Company began to report its results on the basis of two reportable business segments: Software services and IT professional services, each of which is comprised of one reporting unit. The reporting unit of the IT professional services segment is comprised of the Company's three IT consulting and staffing subsidiaries, Coretech Consulting Group LLC, Fusion Solutions LLC and Xsell Resources Inc., and the reporting unit of the proprietary and none proprietary software technology segment is comprised of all of the Company's other subsidiaries.

The Company evaluates segment performance based on revenues and operating income (loss) of each segment. The accounting policies of the operating segments are the same as those described in the summary of significant accounting policies. This data is presented in accordance with ASC 280, "Segment Reporting."

Headquarters' General and administrative costs have not been allocated between the different segments.

Software services

The Company develops markets, sells and supports a proprietary and none proprietary application platform, software applications and business and process integration solutions.

IT professional services

The Company offers flexible services in the areas of infrastructure design and delivery, application development, technology planning and implementation services, as well as supplemental staffing services.

There are no significant transactions between the two segments.

b.	The following is information about reported segment results of operation:

	Software services	IT professional services	Unallocated expense	Total
2009

Total revenues	$43,120	$12,230	$-	$55,350
Expenses	36,448	11,048	3,596	51,092

Segment operating income (loss)	$6,672	$1,182	$(3,596)	$4,258

Depreciation and amortization	$3,923	$10	$627	$4,560

2010

Total revenues	$46,262	$42,316	$-	$88,578
Expenses	36,556	39,249	3,435	79,240

Segment operating income (loss)	$9,706	$3,067	$(3,435)	$9,338

Depreciation and amortization	$3,610	$615	$341	$4,566

2011

Total revenues	$58,137	$55,191	$-	$113,328
Expenses	44,086	50,468	4,057	98,611

Segment operating income (loss)	$14,051	$4,723	$(4,057)	$14,717

Depreciation and amortization	$3,837	$853	$350	$5,040

c.	The Company's business is divided into the following geographic areas: Israel, Europe, the United States, Japan and other regions. Total revenues are attributed to geographic areas based on the location of the customers. The Company has adjusted all prior year comparative amounts to reflect this change in classification to be consistent for all periods presented.

The following table presents total revenues classified according to geographical destination for the years ended December 31, 2009, 2010 and 2011:

	Year ended December 31,
	2009	2010	2011

Israel	$3,614	$4,405	$7,982
Europe	22,516	21,788	24,351
United States	18,485	48,888	60,727
Japan	8,895	10,806	12,111
Other	1,840	2,691	8,157

	$55,350	$88,578	$113,328

d.	The Company's long-lived assets are located as follows:

	December 31,
	2010	2011

Israel	$15,760	$37,651
Europe	1,487	1,836
United States	16,893	16,225
Japan	6,506	6,804
Other	466	3,895

	$41,112	$66,411

e.	The Company does not allocate its assets to its reportable segments; accordingly, asset information by reportable segments is not presented.

f.	In 2009 there were no major customers above 10%. In 2010 and 2011, the Company had one customer, included in the IT professional services segment, which accounted for 28% and 25% and of the group revenues, respectively.